Contract liabilities - Narrative (Details) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities	€ 520	€ 3,010
Revenue recognition	3,220	462
Redemption	0	4,777
Addition	720	€ 2,500
Analytical support and drug substance
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities	400
IXCHIQ | Licence agreement with Serum Institute of India (SII) [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue recognition	2,500
Addition	€ 2,500